Offerings	Sep. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	14,401,981
Maximum Aggregate Offering Price	$ 403,543,507.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,729.36
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR (File No. 333-295556) (the "Registration Statement"). This prospectus supplement relates to the offering of 15,093,750 shares ("Offered Shares") of common stock, par value $0.01 (the "Common Stock"), of Ingram Micro Holding Corporation (the "Company") which includes an underwriters' option to purchase up to 1,968,750 shares of Common Stock. The registration fee is calculated in accordance with Rule 457(c) under the under the Securities Act of 1933, as amended (the "Securities Act"), based on the average of the high and low selling prices of the Common Stock on September 2, 2026, as reported by the New York Stock Exchange, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fees for the Registration Statement except with the respect to the Initial Unsold Stock (as defined below) that has been previously registered. The Remaining Unsold Stock (as defined below) will be included in the Offered Shares.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	691,769
Maximum Aggregate Offering Price	$ 19,383,367.38
Carry Forward Form Type	S-3
Carry Forward File Number	333-291469
Carry Forward Initial Effective Date	Dec. 03, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,037.72
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the Company carried forward to the Registration Statement 15,162,922 shares of Common Stock (the "Initial Unsold Stock") and the $44,665.01 that had already been paid in relation to the Initial Unsold Stock previously registered under the Company's then-active registration statement on Form S-3 (File No. 333-291469), which became effective on December 3, 2025 (the "Prior Registration Statement"). On May 6, 2026, the Company sold 14,471,153 shares of the Initial Unsold Stock pursuant to that certain prospectus supplement dated May 5, 2026 ("May 2026 Offering"). Following the May 2026 Offering, the Company had 691,769 shares of the Initial Unsold Stock remaining ("Remaining Unsold Stock") for which it previously paid a registration fee of $2,037.72 for such shares. Accordingly, there is no additional filing fee due with respect to the Remaining Unsold Stock in connection with the filing of this prospectus supplement. The maximum aggregate offering price of the securities to which this prospectus relates is $422,926,875.00.